Condensed Statements of Operations (Unaudited) - USD ($)			3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
Formation costs		$ 5,000
Net loss		$ (5,000)	$ (8,257,112)	$ (6,370,860)
Basic and diluted weighted average Class B ordinary shares outstanding (in Shares)	[1]	5,625,000
Basic and diluted net loss per share (in Dollars per share)		$ 0
General and administrative expenses			785,494	1,260,847
Loss from Operations			(785,494)	(1,260,847)
Other income (expense):
Trust interest income			3,848	7,389
Warrant issuance costs				(638,847)
Unrealized loss on change in fair value of FPA			(2,208,594)	(3,667,048)
Unrealized loss on change in fair value of warrants			(5,266,872)	(811,507)
Total other expense			(7,471,618)	(5,110,013)
Net loss			$ (8,257,112)	$ (6,370,860)
Basic and diluted weighted average shares outstanding, ordinary share subject to redemption (in Shares)			25,483,700	19,454,853
Basic and diluted net loss per ordinary share (in Dollars per share)			$ (0.26)	$ (0.26)
Basic and diluted weighted average shares outstanding, ordinary share (in Shares)			6,370,925	6,182,395
Basic and diluted net loss per ordinary share (in Dollars per share)			$ (0.25)	$ (0.25)

[1]	This number excludes an aggregate of up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).